GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE - Disclosure of detailed information about general and administrative expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Selling, general and administrative expense [abstract]
Office and general	$ 18,271	$ 12,738
Wages and benefits	12,018	8,380
Professional fees	6,458	6,147
Depreciation and amortization	5,299	2,471
Travel and accommodation	519	95
Utilities	343	89
Total general and administrative expenses	$ 42,908	$ 29,920